Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Short-term employee benefits accruals	$ 47,861,302	$ 38,317,445
Long term employee benefits accruals
Current net defined benefit liability	606,645	395,848
Non-current net defined benefit liability	48,032,415	39,586,368
Current provisions for employee benefits	48,467,947	38,713,293
Provisions for employee benefits	$ 48,032,415	$ 39,586,368